Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2022	Oct. 31, 2021	Jan. 31, 2021
Interest income (Note 13)
Loans	[1]	$ 3,206	$ 3,103	$ 3,071
Securities	[1]	629	527	569
Securities borrowed or purchased under resale agreements	[1]	78	75	90
Deposits with banks	[1]	28	32	41
Interest income	[1]	3,941	3,737	3,771
Interest expense (Note 13)
Deposits		638	612	755
Securities sold short		68	61	56
Securities lent or sold under repurchase agreements		54	42	71
Subordinated indebtedness		29	29	35
Other		20	13	15
Interest expense		809	757	932
Net interest income		3,132	2,980	2,839
Non-interest income
Underwriting and advisory fees		148	151	134
Deposit and payment fees		214	216	195
Credit fees		322	295	287
Card fees		135	125	123
Investment management and custodial fees		445	441	373
Mutual fund fees		479	469	424
Insurance fees, net of claims		94	87	97
Commissions on securities transactions		106	101	103
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		259	82	213
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		19	22	36
Foreign exchange other than trading (FXOTT)		73	50	69
Income from equity-accounted associates and joint ventures		13	11	16
Other		59	34	54
Non-interest income		2,366	2,084	2,124
Total revenue		5,498	5,064	4,963
Provision for credit losses (Note 6)		75	78	147
Non-interest expenses
Employee compensation and benefits		1,747	1,669	1,564
Occupancy costs		204	327	193
Computer, software and office equipment		530	552	467
Communications		80	76	79
Advertising and business development		63	87	45
Professional fees		71	95	47
Business and capital taxes		32	28	31
Other		296	301	300
Non-interest expenses		3,023	3,135	2,726
Income before income taxes		2,400	1,851	2,090
Income taxes		531	411	465
Net income		1,869	1,440	1,625
Net income attributable to non-controlling interests		5	4	4
Preferred shareholders and other equity instrument holders		41	47	30
Common shareholders		1,823	1,389	1,591
Net income attributable to equity shareholders		$ 1,864	$ 1,436	$ 1,621
Earnings per share (in dollars) (Note 11)
Basic		$ 4.04	$ 3.08	$ 3.56
Diluted		4.03	3.07	3.55
Dividends per common share (in dollars)		$ 1.61	$ 1.46	$ 1.46

[1]	Interest income included $3.5 billion for the quarter ended January 31, 2022 (October 31, 2021: $3.4 billion; January 31, 2021: $3.4 billion) calculated based on the effective interest rate method.